Other long-term investment (Tables)	12 Months Ended
Dec. 31, 2013
Other long-term investment [Abstract]
Schedule of Other Long-term Investment

As of December 31, 2012 and 2013, the other long-term investment accounted for at cost consisted of the following:

Cost method investee	Initial Cost	Ownership	December 31, 2012	December 31, 2013
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648